Note 1 - Organization and Summary of Significant Accounting Policies (Details)	Dec. 31, 2024
Office Equipment [Member] | Minimum [Member]
Property and Equipment (Year)	3 years
Office Equipment [Member] | Maximum [Member]
Property and Equipment (Year)	10 years
Leasehold Improvements [Member] | Minimum [Member]
Property and Equipment (Year)	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property and Equipment (Year)	2 years
Manufacturing Tooling [Member] | Minimum [Member]
Property and Equipment (Year)	3 years
Manufacturing Tooling [Member] | Maximum [Member]
Property and Equipment (Year)	7 years
Laboratory Equipment [Member] | Minimum [Member]
Property and Equipment (Year)	4 years
Laboratory Equipment [Member] | Maximum [Member]
Property and Equipment (Year)	10 years
Demo Equipment [Member]
Property and Equipment (Year)	3 years